Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Profit (loss) for the year attributed to Company's shareholders of continued operations	R$ 2,827,650	R$ 3,856,564	R$ (442,430)
Distribution of priority dividends	208,753	208,767	0
Distribution of 6% of unit value of common shares	273,840	273,827	0
Distribution of plus income	2,345,057	3,373,970	0
Reconciliation of income available for distribution (numerator)	R$ 2,827,650	R$ 3,856,564	R$ (442,430)
Weighted average number of shares (denominator)	795,990,011	796,022,846	795,439,817
Common
Earnings per share [line items]
Distribution of plus income	R$ 1,331,513	R$ 1,915,805	R$ 0
Reconciliation of income available for distribution (numerator)	R$ 1,605,353	R$ 2,189,632	R$ (251,222)
Weighted average number of shares (denominator)	451,668,652	451,668,652	451,668,652
Profit (loss) per share	R$ 3.5543	R$ 4.8479	R$ (0.5562)
Class A preferred shares
Earnings per share [line items]
Distribution of priority dividends	R$ 208,450	R$ 208,416	R$ 0
Distribution of plus income	1,013,544	1,458,165	0
Reconciliation of income available for distribution (numerator)	R$ 1,221,994	R$ 1,666,581	R$ (191,208)
Weighted average number of shares (denominator)	343,808,699	343,775,864	343,771,165
Profit (loss) per share	R$ 3.5543	R$ 4.8479	R$ (0.5562)
Class B preferred shares
Earnings per share [line items]
Distribution of priority dividends	R$ 303	R$ 351	R$ 0
Reconciliation of income available for distribution (numerator)	R$ 303	R$ 351	R$ 0
Weighted average number of shares (denominator)	512,660	578,330	0
Profit (loss) per share	R$ .5910	R$ .6069	R$ .0000